BORROWINGS - Long term (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Future principal repayment on the long-term borrowings loans
2024	$ 1,805,198
2025	551,022
2026	355,269
2027	84,689
2028	49,252
Thereafter	225,733
Total	$ 3,071,163